Average Annual Total Returns - WisdomTree Global ex-U.S. Quality Growth Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
WisdomTree Global ex-U.S. Quality Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	0.12%	5.10%	6.91%
MSCI AC World ex-USA Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.07%	3.44%	5.35%
MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	4.80%
WisdomTree Global ex-U.S. Quality Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.19%)	4.59%	6.29%
WisdomTree Global ex-U.S. Quality Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.63%)	4.15%	5.85%
WisdomTree Global ex-U.S. Quality Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.35%	3.70%	5.11%

[1]	Fund performance shown for periods prior to October 22, 2025 reflects the performance of the Fund when it sought to track the Index as constructed and maintained in accordance with its prior methodology.
[2]	Index performance shown for periods prior to October 22, 2025 reflects the performance of the Index prior to the change in its methodology and name.